Income Tax Expenses (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes [Line Items]
Current income taxes	$ 20,716,118	129,063,487	268,076,187	121,303,259
Deferred income tax (benefits)/expenses	(780,020)	(4,859,603)	84,302,034	(31,980,857)
Taxation for the year	$ 19,936,098	124,203,884	352,378,221	89,322,402